SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details)		12 Months Ended
		Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 28, 2023 $ / shares	Jul. 31, 2023 $ / shares	Jul. 18, 2023 $ / shares	Jul. 14, 2023 $ / shares	Jul. 22, 2021 shares
Class of Warrant or Right [Line Items]
Number of warrants		4,918,762	4,918,762					41,967
Exercise price | (per share)		₪ 9	$ 50.6	$ 2.85	$ 2.85	$ 9	$ 9
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Aug. 22, 2019
Number of warrants		205,268	205,268
Exercise price | $ / shares	[1]		$ 67.2
Exercisable through		Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 09, 2019
Number of warrants		148,106	148,106
Exercise price | $ / shares	[1]		$ 67.2
Exercisable through		Dec. 08, 2024
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		125,000	125,000
Exercise price | $ / shares			$ 100
Exercisable through		Sep. 01, 2025
Warrants To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Oct. 05, 2020
Number of warrants		375,000	375,000
Exercise price | $ / shares			$ 88
Exercisable through		Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		2,812,170	2,812,170
Exercise price | $ / shares			$ 88
Exercisable through		Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		232,500	232,500
Exercise price | $ / shares			$ 46
Exercisable through		Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		52,173	52,173
Exercise price | $ / shares			$ 50.6
Exercisable through		Mar. 08, 2026
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 28, 2023
Number of warrants		935,792	935,792
Exercise price | $ / shares			$ 2.85
Exercisable through		Dec. 28, 2028
December 2023 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 28, 2023
Number of warrants		32,753	32,753
Exercise price | $ / shares			$ 3.56
Exercisable through		Dec. 28, 2028

[1]	Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $8.80.